Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	MFS SERIES TRUST IX /MA/
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Aug. 27, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Aug. 28, 2013
MFS® Bond Fund | A
Risk/Return:
Trading Symbol	MFBFX
MFS® Bond Fund | R4
Risk/Return:
Trading Symbol	MFBJX
MFS® Bond Fund | B
Risk/Return:
Trading Symbol	MFBBX
MFS® Bond Fund | C
Risk/Return:
Trading Symbol	MFBCX
MFS® Bond Fund | I
Risk/Return:
Trading Symbol	MBDIX
MFS® Bond Fund | R1
Risk/Return:
Trading Symbol	MFBGX
MFS® Bond Fund | R2
Risk/Return:
Trading Symbol	MBRRX
MFS® Bond Fund | R3
Risk/Return:
Trading Symbol	MFBHX
MFS® Bond Fund | R5
Risk/Return:
Trading Symbol	MFBKX
MFS® Limited Maturity Fund | I
Risk/Return:
Trading Symbol	MQLIX
MFS® Limited Maturity Fund | A
Risk/Return:
Trading Symbol	MQLFX
MFS® Limited Maturity Fund | R4
Risk/Return:
Trading Symbol	MQLJX
MFS® Limited Maturity Fund | 529A
Risk/Return:
Trading Symbol	EALMX
MFS® Limited Maturity Fund | 529B
Risk/Return:
Trading Symbol	EBLMX
MFS® Limited Maturity Fund | 529C
Risk/Return:
Trading Symbol	ELDCX
MFS® Limited Maturity Fund | B
Risk/Return:
Trading Symbol	MQLBX
MFS® Limited Maturity Fund | C
Risk/Return:
Trading Symbol	MQLCX
MFS® Limited Maturity Fund | R1
Risk/Return:
Trading Symbol	MQLGX
MFS® Limited Maturity Fund | R2
Risk/Return:
Trading Symbol	MLMRX
MFS® Limited Maturity Fund | R3
Risk/Return:
Trading Symbol	MQLHX
MFS® Limited Maturity Fund | R5
Risk/Return:
Trading Symbol	MQLKX
MFS® Municipal Limited Maturity Fund | A
Risk/Return:
Trading Symbol	MTLFX
MFS® Municipal Limited Maturity Fund | B
Risk/Return:
Trading Symbol	MTLBX
MFS® Municipal Limited Maturity Fund | C
Risk/Return:
Trading Symbol	MTLCX
MFS® Municipal Limited Maturity Fund | I
Risk/Return:
Trading Symbol	MTLIX
MFS® Research Bond Fund | A
Risk/Return:
Trading Symbol	MRBFX
MFS® Research Bond Fund | R4
Risk/Return:
Trading Symbol	MRBJX
MFS® Research Bond Fund | 529A
Risk/Return:
Trading Symbol	EARBX
MFS® Research Bond Fund | 529B
Risk/Return:
Trading Symbol	EBRBX
MFS® Research Bond Fund | 529C
Risk/Return:
Trading Symbol	ECRBX
MFS® Research Bond Fund | B
Risk/Return:
Trading Symbol	MRBBX
MFS® Research Bond Fund | C
Risk/Return:
Trading Symbol	MRBCX
MFS® Research Bond Fund | I
Risk/Return:
Trading Symbol	MRBIX
MFS® Research Bond Fund | R1
Risk/Return:
Trading Symbol	MRBGX
MFS® Research Bond Fund | R2
Risk/Return:
Trading Symbol	MRRRX
MFS® Research Bond Fund | R3
Risk/Return:
Trading Symbol	MRBHX
MFS® Research Bond Fund | R5
Risk/Return:
Trading Symbol	MRBKX